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August 30, 2011	Andrew Wilkins
617-951-7392
andrew.wilkins@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:  GMO Trust (File Nos. 002-98772 and 811-04347)
Dear Ladies and Gentlemen:
On behalf of GMO Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement to the GMO Trust Prospectus dated June 30, 2011 relating to GMO Global Balanced Asset Allocation Fund, filed with the Securities and Exchange Commission on August 15, 2011 under Rule 497(e)(SEC Accession No. 0000950123-11-077667).
The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).
Please direct any questions or comments on the enclosed materials to me at 617-951-7392.
Sincerely,
/s/ Andrew Wilkins
Andrew Wilkins

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq.